Document and Entity Information	Mar. 28, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 28, 2022
Entity Registrant Name	Iterum Therapeutics plc
Entity Central Index Key	0001659323
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Entity File Number	001-38503
Entity Incorporation, State or Country Code	L2
Entity Tax Identification Number	98-1283148
Entity Address, Address Line One	Fitzwilliam Court
Entity Address, Address Line Two	1st Floor
Entity Address, Address Line Three	Leeson Close
Entity Address, City or Town	Dublin 2
Entity Address, Country	IE
Entity Address, Postal Zip Code	Not Applicable
City Area Code	+353
Local Phone Number	1 669 4820
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Ordinary Shares, par value $0.01 per share
Trading Symbol	ITRM
Security Exchange Name	NASDAQ